Condensed consolidated interim cash flow statement - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr 148,605	SFr (33,567)
Adjustments for:
Depreciation and amortization	1,205	1,316
Share-based compensation costs	2,870	1,853
Change in employee benefits	590	590
Financial income	(2,835)	(1,545)
Financial expenses	490	319
Changes in working capital:
Change in other current assets	2,075	(14,630)
Change in trade and other receivables	23,590	(5,015)
Change in trade and other payables	(1,858)	4,732
Change in contract liability	(20,822)	(8,175)
Change in accrued expenses	(2,568)	2,028
Exchange gain/(loss) on working capital positions	(17)	(131)
Interest paid	(335)	(307)
Other financial expense	(5)	(4)
Net cash from (used in) operating activities	150,986	(52,536)
Proceeds from investments in short term time deposits	42,006	20,000
Investments in short term time deposits	(151,131)	(27,699)
Acquisition of property, plant and equipment	(426)	(316)
Acquisition of intangible assets	(110)	(184)
Interest received	57	9
Net cash used in investing activities	(109,604)	(8,190)
Proceeds from issuance of new shares, net of transaction costs	0	52,473
Proceeds from exercise of stock options, net of transaction costs	244	128
Payment of lease liabilities	(593)	(589)
Net cash (used in) from financing activities	(349)	52,012
Exchange gain on cash positions	2,096	1,559
Net increase (decrease) in cash and cash equivalents	43,130	(7,155)
Cash and cash equivalents at January 1	71,813	133,721
Cash and cash equivalents at June 30,	SFr 114,943	SFr 126,566